MASSACHUSETTS FINANCIAL SERVICES COMPANY
                500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000




                                        May 1, 2001


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Government   Securities  Variable  Account  (File  Nos.  33-19630  and
          811-4009) (the "Variable Account")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Variable Account as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Variable Account's Registration Statement on Form N-1A. The Amendment was filed electronically via EDGAR on April 30, 2001.

     Please call the undersigned or Karen M. Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn